Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	StatutoryReserve[Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020		$ 1,575	$ 1,102,858	$ 3,062,159	$ 39,229,282	$ 957,908	$ 44,353,782
Balance, shares at Dec. 31, 2020		1,575,035
Net income					17,385,966		17,385,966
Foreign currency translation adjustment						1,307,260	1,307,260
Appropriation to statutory reserve				2,005,084	(2,005,084)
Share-based compensation		$ 16	3,149,090				3,149,106
Share-based compensation, shares		15,541
Warrants issued to third parties in conjunction with debt issuance			(1,888,106)				(1,888,106)
Balance at Dec. 31, 2021		$ 1,591	2,363,842	5,067,243	54,610,164	2,265,168	64,308,008
Balance, shares at Dec. 31, 2021	[1]	1,590,576
Shares issued cashless for warrants		$ 76	(76)
Shares issued cashless for warrants, shares		76,701
Net income					8,782,742		8,782,742
Foreign currency translation adjustment						(7,597,937)	(7,597,937)
Balance at Sep. 30, 2022		$ 1,667	2,363,766	5,067,243	63,392,906	(5,332,769)	65,492,813
Balance, shares at Sep. 30, 2022	[1]	1,667,277
Balance at Dec. 31, 2021		$ 1,591	2,363,842	5,067,243	54,610,164	2,265,168	64,308,008
Balance, shares at Dec. 31, 2021	[1]	1,590,576
Net income					8,730,446		8,730,446
Foreign currency translation adjustment						(5,242,692)	(5,242,692)
Stock issued during period, shares, conversion of units		1,384,564
Appropriation to statutory reserve				973,718	(973,718)
Exercise of warrants issued in conjunction with legal services in 2020		$ 6	(6)
Exercise of warrants issued in conjunction with legal services, shares		6,211
Exercise of warrants issued to third parties in conjunction with debt issuance in 2021		$ 14	(14)
Exercise of warrants issued to third parties in conjunction with debt issuance, shares		14,233
Stock issuance for convertible promissory notes payable		$ 69	1,038,356				1,038,425
Stock issuance for convertible promissory notes payable, shares		69,228
Balance at Dec. 31, 2022		$ 1,680	3,402,178	6,040,961	62,366,892	(2,977,524)	68,834,187
Balance, shares at Dec. 31, 2022	[1]	1,680,248
Balance at Jun. 30, 2022	[1]	$ 1,602	2,363,831	5,067,243	60,103,382	(1,137,416)	66,398,642
Balance, shares at Jun. 30, 2022	[1]	1,601,952
Shares issued cashless for warrants		$ 65	(65)
Shares issued cashless for warrants, shares		65,325
Net income					3,289,524		3,289,524
Foreign currency translation adjustment						(4,195,353)	(4,195,353)
Balance at Sep. 30, 2022		$ 1,667	2,363,766	5,067,243	63,392,906	(5,332,769)	65,492,813
Balance, shares at Sep. 30, 2022	[1]	1,667,277
Balance at Dec. 31, 2022		$ 1,680	3,402,178	6,040,961	62,366,892	(2,977,524)	68,834,187
Balance, shares at Dec. 31, 2022	[1]	1,680,248
Net income					10,325,200		10,325,200
Foreign currency translation adjustment						(7,560,136)	(7,560,136)
Fraction shares issued due to reverse stock split		$ 6	(6)
Fraction shares issued due to reverse stock split,shares		5,362
Exercise of warrants issued to third parties in conjunction with debt issuance in 2021		$ 22	(22)
Exercise of warrants issued to third parties in conjunction with debt issuance shares		22,338
Stock issuance for convertible promissory notes payable		$ 25	119,975				120,000
Stock issued during period, shares, conversion of units		25,000
Shares issued to private placement		$ 8,000	39,992,000				40,000,000
Shares issued to private placement,shares		8,000,000
Balance at Sep. 30, 2023		$ 9,733	43,514,125	6,040,961	72,692,092	(10,537,600)	111,719,251
Balance, shares at Sep. 30, 2023	[1]	9,732,948
Balance at Jun. 30, 2023		$ 9,695	43,394,163	6,040,961	69,833,124	(9,863,451)	109,414,492
Balance, shares at Jun. 30, 2023	[1]	9,695,248
Net income					2,858,968		2,858,968
Foreign currency translation adjustment						(674,209)	(674,209)
Fraction shares issued due to reverse stock split		$ 6	(6)
Fraction shares issued due to reverse stock split,shares		5,362
Exercise of warrants issued to third parties in conjunction with debt issuance in 2021		$ 7	(7)
Exercise of warrants issued to third parties in conjunction with debt issuance shares		7,338
Stock issuance for convertible promissory notes payable		$ 25	119,975				120,000
Stock issued during period, shares, conversion of units		25,000
Balance at Sep. 30, 2023		$ 9,733	$ 43,514,125	$ 6,040,961	$ 72,692,092	$ (10,537,600)	$ 111,719,251
Balance, shares at Sep. 30, 2023	[1]	9,732,948

[1]	Retrospectively restated for effect of reverse stock split (1-for-20), see Note 10 (2)